Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 9,952	$ 39,966
Operating Expenses:
Payroll, payroll taxes, and others	897,698	327,162
Professional fees	257,844	373,921
Depreciation and amortization	37,587	38,690
Allowance for CECL - trade receivable, net	963	(139,370)
Other general and administrative	142,357	333,745
Total Operating Expenses	1,336,449	934,148
Loss From Operations	(1,326,497)	(894,182)
Other Income (Expense):
Gain (loss) on sale of asset		(13)
Gain (loss) on foreign currency transactions	139	1,927
Interest (expense) income	1	(2,245)
Other income	346	111,885
Total Other Income	486	111,554
Loss Before Income Tax	(1,326,011)	(782,628)
Income tax		(11,071)
Net loss	$ (1,326,011)	$ (793,699)
Net income (loss) per ordinary share - basic (in dollars per share)	$ (0.11)	$ (0.07)
Net income (loss) per ordinary share - diluted (in dollars per share)	$ (0.11)	$ (0.07)
Weighted-average shares outstanding, basic (in shares)	11,881,671	11,675,216
Weighted-average shares outstanding, diluted (in shares)	11,881,671	11,675,216
Comprehensive Income (Loss):
Net loss	$ (1,326,011)	$ (793,699)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(27,682)	(11,046)
Total other comprehensive loss	$ (1,353,693)	$ (804,745)